Intangible Assets and Goodwill, Net - Summary of intangible assets and goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ 41,123,587	$ 42,255,881
Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	$ 15,166,067
Goodwill.
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	13,904,998	14,036,657	14,113,626
Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	12,019,694	13,017,915
Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	111,526	183,654
Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	4,159,245	5,158,928
Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	917,221	1,232,283
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,536,697	5,825,559
Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	1,295,005	617,491
Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,103,893	29,237,966
Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	32,828	35,242
Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill.
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	13,904,998	14,036,657
Cost
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	67,311,292	66,929,587
Cost | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	38,207,399	37,691,621	35,719,769
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	2,227,096	2,227,096	2,227,096
Cost | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net		553,505	553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,111,644	14,831,874	13,139,480
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	8,791,701	8,806,951	8,804,334
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,824,365	5,825,559	5,825,559
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	6,252,593	5,446,636	5,169,795
Cost | Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,103,893	29,237,966	29,314,935
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	32,828	35,242	35,242
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill.
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	13,904,998	14,036,657	14,113,626
Accumulated depreciation
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(26,187,705)	(24,673,706)
Accumulated depreciation | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(26,187,705)	(24,673,706)	(22,310,486)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(2,115,570)	(2,043,442)	(1,971,314)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net		(553,505)	(442,804)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(10,952,399)	(9,672,946)	(8,446,906)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(7,874,480)	(7,574,668)	(7,258,070)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(287,668)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ (4,957,588)	$ (4,829,145)	$ (4,191,392)